Summary of Significant Accounting Policies - Schedule of Disaggregation Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue	$ 1,680,043	$ 1,327,290	$ 5,326,375	$ 2,710,376
Regular [Member]
Revenue	1,680,043	1,327,290	5,266,633	2,706,371
Contingent [Member]
Revenue			26,536
Bonus [Member]
Revenue			33,206	4,005
Medical [Member] | Regular [Member]
Revenue	1,441,784	1,043,531	4,541,844	2,070,154
Medical [Member] | Contingent [Member]
Revenue
Medical [Member] | Bonus [Member]
Revenue				4,005
Life [Member] | Regular [Member]
Revenue	26,260	29,144	24,262	88,678
Life [Member] | Contingent [Member]
Revenue
Life [Member] | Bonus [Member]
Revenue
Property and Casualty [Member] | Regular [Member]
Revenue	211,999	254,615	700,527	547,539
Property and Casualty [Member] | Contingent [Member]
Revenue			26,536
Property and Casualty [Member] | Bonus [Member]
Revenue			$ 33,206